Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions			1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 17, 2020 $ / shares	Jun. 14, 2019 shares $ / shares	Jul. 31, 2019 shares	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €						€ 4.4		€ 7.3
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		39,370				25,791	25,791
New awards granted in the period (in shares)			2,460
Number of other equity instruments exercised or vested in share-based payment arrangement		39,370				25,791	25,791
Number of other equity instruments exercised or vested in share-based payment arrangement		39,370				25,791	25,791
Non-Executive Director | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €						€ 0.3
Key Management Personnel Of Entity Or Parent, Reclassification to tax liability | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €						€ (13.8)
Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						32,140	32,140
Number of other equity instruments exercised or vested in share-based payment arrangement						32,140	32,140
Number of other equity instruments exercised or vested in share-based payment arrangement						32,140	32,140
Key management personnel of entity or parent | January 1, 2020 | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €						€ 0.5
Key management personnel of entity or parent | January 1, 2019 | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €						0.2
Key management personnel of entity or parent | January 1, 2018 | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €						0.2
Key management personnel of entity or parent | January 1, 2017 | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €						0.7
Key management personnel of entity or parent | January 1, 2016 | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €						€ 2.5
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						1,910,561	1,910,561
New awards granted in the period (in shares)						761,979	761,979
Number of other equity instruments exercised or vested in share-based payment arrangement						1,910,561	1,910,561
Number of other equity instruments exercised or vested in share-based payment arrangement						1,910,561	1,910,561
Restricted shares | January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						0	0
New awards granted in the period (in shares)						761,979	761,979
Number of other equity instruments exercised or vested in share-based payment arrangement						0	0
Number of other equity instruments exercised or vested in share-based payment arrangement						0	0
Restricted shares | January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						0	0
New awards granted in the period (in shares)						0	0
Number of other equity instruments exercised or vested in share-based payment arrangement						0	0
Number of other equity instruments exercised or vested in share-based payment arrangement						0	0
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						0	0
New awards granted in the period (in shares)						0	0
Number of other equity instruments exercised or vested in share-based payment arrangement						0	0
Number of other equity instruments exercised or vested in share-based payment arrangement						0	0
Restricted shares | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						0	0
New awards granted in the period (in shares)						0	0
Number of other equity instruments exercised or vested in share-based payment arrangement						0	0
Number of other equity instruments exercised or vested in share-based payment arrangement						0	0
Restricted shares | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						1,910,561	1,910,561
New awards granted in the period (in shares)						0	0
Number of other equity instruments exercised or vested in share-based payment arrangement						1,910,561	1,910,561
Number of other equity instruments exercised or vested in share-based payment arrangement						1,910,561	1,910,561
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $							$ 100,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						49,196	49,196
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 21.78	$ 20.32
New awards granted in the period (in shares)		34,447
Expense from share-based payment transactions with employees | €				€ 0.2	€ 0.3	€ 0.3		€ 0.5
Number of other equity instruments exercised or vested in share-based payment arrangement						49,196	49,196
Number of other equity instruments exercised or vested in share-based payment arrangement						49,196	49,196